FEDERATED TOTAL RETURN SERIES, INC.
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 2, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED TOTAL RETURN SERIES, INC. (the “Corporation”)
Federated Total Return Bond Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Institutional Service Shares
1933 Act File No. 33-50773
1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Corporation.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on January 29, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary